Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK LARGE CAP FOCUS VALUE FUND, INC.	Jun. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 603
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	1,474
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,722
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,432